UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 12b-25 NOTIFICATION OF LATE FILING Commission File Number 000-33455 CUSIP Number 01853V 107

Check One: ☒  Form 10-K and   Form 10-KSB     ☐  Form 20-F     ☐  Form 11-K     ☐  Form 10-Q and Form 10-QSB    ☐ Form N-SAR

For the Period Ended: December 31, 2005
☐ Transit Report on Form 10-K
☐ Transit Report on Form 20-F
☐ Transit Report on Form 11-K
☐ Transit Report on Form 10-Q
☐ Transit Report on Form N-SAR

For the Transition Period Ended:

Nothing in this form shall be construed to imply that the Commission has verified information contained herein.

If the notification related to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

ALLIANCE BANCSHARES CALIFORNIA
Full Name of Registrant

NOT APPLICABLE
Former Name if Applicable

100 CORPORATE POINTE, SUITE 110
Address of principal executive offices (Street and Number)

CULVER CITY, CA 90230
City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☐	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
☒	(b)	The subject annual report, semi-annual report, transition report on Form 10-K Form 10-KSB, Form 20-F, 11K, or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-K, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and
☐	(c)	The accountants statement of other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail the reasons why Forms 10-K and 10-KSB, 20-F, 11-K, 10-Q or N-SAR or the transition report or portion thereof, could not be filed within the prescribed time period.

The registrant has been unable to complete preparation of its Form 10-KSB for the fiscal year ended December 31, 2005 due to delays in the preparation of its financial statements.

The registrant believes that it will file its Form 10-KSB for the fiscal year ended December 31, 2005 on or before the fifteenth calendar day following the prescribe due date.

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to the notification

Daniel L. Erickson	(310)	258-9302
(Name)	(Area Code)	(Telephone Number)

(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). Yes ☒ No ☐

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? Yes ☐ No ☒

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

ALLIANCE BANCSHARES CALIFORNIA
(Name of Registrant as Specified in Charter)

SIGNATURE

has caused this notification to be signed on its behalf by the undersigned hereto duly authorized.

Date	April 3, 2006	/s/ Curtis S. Reis
Curtis S. Reis Chairman and Chief Executive Officer